(19) REGULATORY CHARGES	12 Months Ended
Dec. 31, 2018
Regulatory Charges
REGULATORY CHARGES
	Dec 31, 2018	Dec 31, 2017
Fee for the use of water resources	1,701	1,256
Global reversal reserve - RGR	17,288	17,545
ANEEL inspection fee - TFSEE	5,470	2,061
Energy development account - CDE	-	262,213
Tariff flags and others	126,196	298,525
Total	150,656	581,600

Tariff flags and others: refer basically to the amount to be passed on to the Centralizing Account for Tariff Flag Resources (“CCRBT”), the related amount receivable was recognized through the issuance of electricity bills (note 25.4).

Energy development account – CDE: the balances as of December 31, 2017 refer to the: (i) annual CDE quota in the amount of R$138,135; (ii) quota intended for the reimbursement of the CDE injection for the period from January 2013 to January 2014 in the amount of R$ 47,429; and (iii) quota intended for the reimbursement of the injection into the Regulated Contracting Environment (ACR account) for the period from February to December 2014, in the amount of R$76,649. In 2018, the subsidiaries conducted an advance payment of CDE quotes as of December 31, 2018 and also the matching of accounts between the amount of CDE payable and the Accounts Receivable – CDE (note 11), in the amount of R$ 2,875.